Annual Total Returns - Fidelity® Series Real Estate Income Fund [BarChart] - 07.31 Fidelity Series Real Estate Income Fund Series PRO-08 - Fidelity® Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund-Default
Sep. 29, 2022
Bar Chart Table:
Annual Return 2012	17.21%
Annual Return 2013	5.17%
Annual Return 2014	10.77%
Annual Return 2015	2.30%
Annual Return 2016	8.31%
Annual Return 2017	7.44%
Annual Return 2018	0.67%
Annual Return 2019	16.01%
Annual Return 2020	0.56%
Annual Return 2021	15.78%